UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

MARCH 31, 2008

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited)

March 31, 2008

Face
Amount	Security	Value
MUNICIPAL BONDS — 98.9%
Alabama — 3.0%
$3,000,000	Alabama State Public School & College Authority, FSA, 5.125% due 11/1/15 (a)	$3,078,660
1,225,000	Baldwin County, AL, Board of Education, Capital Outlay School Warrants, AMBAC, 5.000% due 6/1/20	1,267,556
94,127	Birmingham, AL, Medical Clinic Board Revenue, Baptist Medical Center, 8.300% due 7/1/08 (b)	95,608
1,000,000	Saraland, AL, GO, MBIA, 5.250% due 1/1/15	1,058,770
	Total Alabama	5,500,594
Alaska — 1.6%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	1,055,730
500,000	Anchorage, AK, GO, Refunding, FGIC, 6.000% due 10/1/14	573,305
1,250,000	North Slope Boro, AK, Refunding, MBIA, 5.000% due 6/30/15	1,368,125
	Total Alaska	2,997,160
Arizona — 0.2%
308,000	Maricopa County, AZ, Hospital Revenue, St. Lukes Medical Center, 8.750% due 2/1/10 (b)	331,790
Arkansas — 1.4%
1,500,000	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, 7.000% due 2/1/15 (d)	1,621,485
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (c)	1,046,940
	Total Arkansas	2,668,425
California — 4.4%
1,500,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	1,516,095
3,000,000	California State Economic Recovery, GO, 5.000% due 7/1/17 (a)	3,118,980
2,000,000	California Statewide CDA Revenue, Lodi Memorial Hospital, 5.000% due 12/1/22	2,004,420
5,000	Loma Linda, CA, Community Hospital Corp. Revenue, First Mortgage, 8.000% due 12/1/08 (b)	5,203
905,000	Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13 (b)	1,063,384
290,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (b)	328,112
90,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	102,739
	Total California	8,138,933
Colorado — 5.2%
1,860,000	Broomfield, CO, COP, Open Space Park & Recreation Facilities, AMBAC, 5.500% due 12/1/20	1,935,386
	Colorado Educational & Cultural Facilities Authority Revenue Charter School:
1,000,000	Bromley East Project, 7.000% due 9/15/20 (d)	1,138,950
1,155,000	Bromley School Project, XLCA, 5.125% due 9/15/20	1,192,849
1,350,000	Refunding & Improvement, University Lab School, XLCA, 5.250% due 6/1/24	1,370,466
500,000	University Lab School Project, 6.125% due 6/1/21 (d)	551,535
710,000	Denver, CO, Health & Hospital Authority, 6.250% due 12/1/16 (d)	797,273
1,765,000	Pueblo, CO, Bridge Waterworks Water Revenue, Improvement, FSA, 6.000% due 11/1/14 (d)	1,928,898
750,000	SBC Metropolitan District, CO, GO, ACA, 5.000% due 12/1/25	700,680
	Total Colorado	9,616,037

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face
Amount	Security	Value
Connecticut — 2.1%
$2,000,000	Connecticut State HEFA Revenue, Bristol Hospital, 5.500% due 7/1/21	$2,032,540
1,855,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12 (c)	1,906,254
	Total Connecticut	3,938,794
Florida — 2.0%
105,000	Lee County, FL, Southwest Florida Regional Airport Revenue, MBIA, 8.625% due 10/1/09 (b)	111,464
1,180,000	Old Palm Community Development District, FL, Palm Beach Gardens, 5.375% due 5/1/14	1,052,938
	Orange County, FL, Health Facilities Authority Revenue:
505,000	First Mortgage Healthcare Facilities, 8.750% due 7/1/11	523,271
1,500,000	Hospital Adventist Health Systems, 6.250% due 11/15/24 (d)	1,709,355
250,000	Southern Adventist Hospital, Adventist Health Systems, 8.750% due 10/1/09 (b)	265,702
	Total Florida	3,662,730
Georgia — 9.0%
970,000	Athens, GA, Housing Authority Student Housing Lease Revenue, University of Georgia East Campus, AMBAC, 5.250% due 12/1/23	1,006,414
650,000	Chatham County, GA, Hospital Authority Revenue, Hospital Memorial Health Medical Center, 6.000% due 1/1/17	658,411
	Fulton County, GA, Development Authority Revenue, Morehouse College Project, AMBAC:
340,000	5.000% due 12/1/18	365,313
560,000	5.000% due 12/1/19	594,334
635,000	5.000% due 12/1/20	668,261
1,000,000	Gainesville, GA, Water & Sewer Revenue, FSA, 5.375% due 11/15/20 (d)	1,096,980
	Georgia Municipal Electric Authority:
3,000,000	Power Revenue, Refunding, FSA, 5.000% due 1/1/18 (a)	3,153,450
410,000	Power System Revenue, 6.500% due 1/1/12	443,431
1,000,000	Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement, AMBAC, 5.000% due 1/1/21	1,026,400
6,000,000	Main Street Natural Gas Inc., GA, Gas Project Revenue, 5.500% due 9/15/24 (a)	5,520,480
2,120,000	Metropolitan Atlanta Rapid Transit Georgia Sales Tax Revenue, 7.000% due 7/1/11 (b)	2,336,918
	Total Georgia	16,870,392
Illinois — 3.4%
535,000	Bourbonnais, IL, Industrial Development Revenue, Refunding Kmart Corp. Project, 6.600% due 10/1/06 (e)	13,375
1,500,000	Chicago, IL, O’Hare International Airport, Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19 (c)	1,544,130
1,000,000	Cicero, IL, Tax Increment, XLCA, 5.250% due 1/1/21	1,033,150
905,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15 (b)	1,051,375
365,000	Illinois Development Finance Authority, Chicago Charter School Foundation Project A, 5.250% due 12/1/12 (b)	383,794
265,000	Illinois Health Facilities Authority Revenue, Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	288,553
1,310,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/14 (d)	1,423,970
270,000	Mount Veron, IL, Elderly Housing Corp., First Lien Revenue, 7.875% due 4/1/08	270,000

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face
Amount	Security	Value
Illinois — 3.4% (continued)
$1,000,000	Will County, IL, GO, School District North 122 New Lenox, Capital Appreciation Refunding School, FSA, zero coupon bond to yield 5.188% due 11/1/24	$420,130
	Total Illinois	6,428,477
Indiana — 2.7%
800,000	Ball State University, Indiana University Revenue, Student Fee, FGIC, 5.750% due 7/1/20 (d)	882,104
4,000,000	Indianapolis, IN, Thermal Energy System, Multi-Mode, 5.000% due 10/1/23	4,019,440
130,000	Madison County, IN, Hospital Authority Facilities Revenue, Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	140,302
	Total Indiana	5,041,846
Iowa — 1.0%
1,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	1,038,180
720,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	850,248
	Total Iowa	1,888,428
Louisiana — 1.2%
245,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12 (b)	272,349
1,690,000	Monroe, LA, Sales & Use Tax Revenue, FGIC, 5.625% due 7/1/25 (d)	1,895,994
	Total Louisiana	2,168,343
Maryland — 1.7%
1,000,000	Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical Center, FSA, 6.500% due 7/1/13	1,091,210
2,000,000	Montgomery County, MD, GO, 5.250% due 10/1/14	2,160,020
	Total Maryland	3,251,230
Massachusetts — 4.6%
255,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)	272,021
1,130,000	Lancaster, MA, GO, AMBAC, 5.375% due 4/15/17	1,214,004
	Massachusetts State DFA Revenue:
500,000	Curry College, ACA, 6.000% due 3/1/20	508,390
370,000	VOA Concord, GNMA-Collateralized, 6.700% due 10/20/21 (d)	438,665
	Massachusetts State HEFA Revenue:
	Caritas Christi Obligation:
2,000,000	6.500% due 7/1/12	2,097,960
835,000	6.750% due 7/1/16	894,302
1,000,000	Milford-Whitinsville Regional Hospital, 6.500% due 7/15/23 (d)	1,148,880
980,000	Winchester Hospital, 6.750% due 7/1/30 (d)	1,071,267
960,000	Massachusetts State Industrial Finance Agency Assisted Living Facility Revenue, Arbors at Amherst Project, GNMA-Collateralized, 5.750% due 6/20/17 (c)	982,378
	Total Massachusetts	8,627,867
Michigan — 3.6%
1,775,000	Carrier Creek, MI, Drain District No. 326, AMBAC, 5.000% due 6/1/24	1,816,713
1,000,000	Jenison, MI, Public Schools GO, Building and Site, FGIC, 5.500% due 5/1/20	1,055,500
1,000,000	Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.500% due 11/1/18	1,050,820
	Michigan State, Hospital Finance Authority Revenue, Refunding, Hospital Sparrow Obligated:
500,000	5.000% due 11/15/12	526,900
1,190,000	5.000% due 11/15/14	1,258,532

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face
Amount	Security	Value
Michigan — 3.6% (continued)
$1,000,000	Walled Lake, MI, Consolidated School District, MBIA, 5.000% due 5/1/22	$1,026,930
	Total Michigan	6,735,395
Missouri — 1.5%
1,000,000	Hazelwood, MO, School District, Missouri Direct Deposit Program, FGIC, 5.000% due 3/1/23	1,020,440
405,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (b)	445,168
1,000,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Control, State Revolving Funds Program, 5.250% due 7/1/18	1,122,040
15,000	Missouri State Housing Development Community Mortgage Revenue, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (c)	15,051
225,000	Nevada, MO, Waterworks Systems Revenue, AMBAC, 10.000% due 10/1/10 (b)	251,339
	Total Missouri	2,854,038
Nebraska — 1.1%
	NebHELP Inc. Nebraska Revenue, MBIA:
1,100,000	6.200% due 6/1/13 (c)	1,109,900
1,000,000	6.450% due 6/1/18 (c)	1,025,980
	Total Nebraska	2,135,880
Nevada — 0.3%
535,000	Henderson, NV, Health Care Facilities Revenue, Unrefunded Balance, Catholic West, 6.200% due 7/1/09 (b)	549,878
New Hampshire — 3.8%
	New Hampshire HEFA Revenue:
	Covenant Health:
445,000	6.500% due 7/1/17 (d)	504,746
320,000	6.500% due 7/1/17	344,051
6,680,000	Healthcare Systems Covenant Health, 5.000% due 7/1/28 (a)	6,177,998
	Total New Hampshire	7,026,795
New Jersey — 0.1%
130,000	Ringwood Borough, NJ, Sewer Authority Special Obligation, 9.875% due 7/1/13 (b)	152,161
New Mexico — 1.5%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/18	1,212,926
1,415,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/19	1,490,745
	Total New Mexico	2,703,671
New York — 4.2%
585,000	New York City, NY, IDA, Civic Facilities Revenue, Community Hospital Brooklyn, 6.875% due 11/1/10	592,137
3,025,000	New York State Dormitory Authority, New York & Presbyterian Hospital, FSA, 5.250% due 2/15/24 (a)	3,130,603
2,000,000	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, AMBAC, 5.000% due 4/1/21	2,103,280
2,000,000	Tobacco Settlement Financing Corp., New York, Asset-Backed, 5.500% due 6/1/14	2,038,600
	Total New York	7,864,620
North Carolina — 0.9%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, 6.450% due 1/1/14	1,052,740

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face
Amount	Security	Value
North Carolina — 0.9% (continued)
$645,000	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, 10.500% due 1/1/10 (b)	$706,069
	Total North Carolina	1,758,809
Ohio — 5.2%
2,000,000	American Municipal Power-Ohio Inc., Electricity Purchase Revenue, 5.000% due 2/1/13	2,015,200
1,370,000	Cleveland, OH, Waterworks Revenue, 5.250% due 1/1/21 (d)	1,486,436
665,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	686,925
1,000,000	Kettering, OH, City School District, School Improvement, FSA, 5.000% due 12/1/19	1,056,720
	Lake County, OH, Hospital Improvement Revenue:
115,000	Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	122,153
65,000	Ridgecliff Hospital Project, 8.000% due 10/1/09 (b)	68,587
	Ohio State:
3,010,000	GO, Conservation Project, 5.250% due 9/1/13 (a)	3,200,834
	Water Development Authority Revenue:
860,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (b)(f)	930,985
110,000	Safe Water, 9.000% due 12/1/10 (b)	114,470
	Total Ohio	9,682,310
Oklahoma — 0.5%
	Tulsa, OK, Municipal Airport Trust Revenue, Refunding American Airlines:
500,000	5.650% due 12/1/08 (c)(g)(h)	495,815
500,000	6.000% due 12/1/08 (c)(g)(h)	496,925
	Total Oklahoma	992,740
Oregon — 0.7%
335,000	Klamath Falls, OR, International Community Hospital Authority Revenue, Merle West Medical Center Project, 8.000% due 9/1/08 (b)	343,388
855,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (c)	870,792
	Total Oregon	1,214,180
Pennsylvania — 5.4%
630,000	Conneaut, PA, School District GO, AMBAC, 9.500% due 5/1/12 (b)	698,361
1,000,000	Harrisburg, PA, Parking Authority Parking Revenue, FSA, 5.500% due 5/15/20 (d)	1,102,620
1,365,000	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian, 5.500% due 7/1/19	1,413,976
1,000,000	Pennsylvania State IDA Revenue, Economic Development, AMBAC, 5.500% due 7/1/21	1,060,780
	Philadelphia, PA:
1,000,000	Gas Works Revenue, 7th General Ordinance, AMBAC, 5.000% due 10/1/17	1,083,280
30,000	Hospital Authority Revenue, Thomas Jefferson University Hospital, 7.000% due 7/1/08 (b)	30,381
1,000,000	School District, FSA, 5.500% due 2/1/23 (d)	1,095,790
2,000,000	Water & Wastewater, FGIC, 5.250% due 11/1/14	2,145,920
1,350,000	Pittsburgh, PA, School District GO, FSA, 5.375% due 9/1/16	1,527,755
	Total Pennsylvania	10,158,863
Rhode Island — 0.6%
1,000,000	Central Falls, RI, GO, Radian, 5.875% due 5/15/15	1,039,250
South Carolina — 6.0%
1,445,000	Charleston, SC, Waterworks & Sewer Revenue, 5.250% due 1/1/16	1,526,021

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face
Amount	Security	Value
South Carolina — 6.0% (continued)
	Greenville County, SC, School District Installment Purchase, Revenue, Refunding:
$2,000,000	Building Equity, 6.000% due 12/1/21 (d)	$2,288,955
2,000,000	Building Equity Sooner Tomorrow, 5.875% due 12/1/19 (d)	2,276,000
5,030,000	South Carolina Transportation Infrastructure Bank Revenue, AMBAC, 5.000% due 10/1/29 (a)	5,058,118
	Total South Carolina	11,149,094
South Dakota — 1.4%
2,400,000	Minnehana County, SD, GO, Limited Tax Certificates, 5.625% due 12/1/20 (d)	2,517,792
Tennessee — 2.8%
385,000	Jackson, TN, Water & Sewer Revenue, 7.200% due 7/1/12 (b)	417,694
160,000	McMinnville, TN, Housing Authority Revenue, Refunding First Mortgage Beersheba Heights, 6.000% due 10/1/09	163,335
5,000,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.250% due 9/1/23 (a)	4,714,350
	Total Tennessee	5,295,379
Texas — 11.9%
5,140,000	Austin Texas Electric Utility System Revenue, Refunding, AMBAC, 5.000% due 11/15/19 (a)	5,445,933
1,600,000	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 6.750% due 2/1/10	1,714,128
1,000,000	Dallas-Fort Worth, TX, International Airport Revenue, Refunding, FSA, 5.500% due 11/1/20 (c)	1,031,080
	El Paso County, TX, Housing Finance Corp.:
265,000	La Plaza Apartments, Subordinated, 8.000% due 7/1/30	264,401
360,000	MFH Revenue, American Village Communities, 6.250% due 12/1/24	364,464
	El Paso, TX, Water & Sewer Revenue, Refunding & Improvement, FSA:
955,000	6.000% due 3/1/15 (d)	1,065,942
45,000	6.000% due 3/1/15	49,631
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/17 (d)	2,198,680
1,000,000	Harris County, TX, Hospital District Revenue, MBIA, 6.000% due 2/15/15 (d)	1,080,150
5,000,000	Houston, TX Independent School District, GO, Refunding Ltd., Tax PSF-GTD, 5.000% due 8/15/17 (a)	5,493,750
2,000,000	North Texas Tollway Authority Revenue, MBIA, 5.125% due 1/1/28	1,998,600
1,000,000	Southwest Higher Education Authority Inc., Southern Methodist University Project, AMBAC, 5.500% due 10/1/19 (d)	1,109,270
180,000	Tarrant County, TX, Hospital Authority Revenue, Adventist Health System-Sunbelt, 10.250% due 10/1/10 (b)	200,167
175,000	Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized, 9.790% due 4/24/08 (c)(g)(i)	183,096
	Total Texas	22,199,292
Utah — 1.7%
1,580,000	Salt Lake & Sandy, UT, Metropolitan Water District Revenue, AMBAC, 5.000% due 7/1/24	1,622,376
	Spanish Fork City, UT, Water Revenue, FSA:
1,135,000	5.500% due 6/1/16	1,225,335
350,000	5.500% due 6/1/16 (d)	387,005
	Total Utah	3,234,716
Washington — 1.1%
2,000,000	Energy Northwest Washington Electric Revenue, Project No. 3, FSA, 5.500% due 7/1/18	2,117,920

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face
Amount	Security	Value
West Virginia — 0.0%
$45,000	Cabell Putnam & Wayne Counties, WV, Single - Family Residence Mortgage Revenue, FGIC, 7.375% due 4/1/10 (b)	$46,554
Wisconsin — 1.1%
2,000,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21 (c)	2,069,480

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $181,923,560)	184,629,863
SHORT-TERM INVESTMENTS — 1.1%
New York — 0.8%
1,600,000	New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, SPA-Royal Bank of Canada, 1.220%, 4/1/08 (j)	1,600,000
Texas — 0.3%
500,000	Harris County, TX, Health Facilities Development Corp. Revenue, Texas Medical Center Project, FSA, SPA-JPMorgan Chase, 1.300%, 4/1/08 (j)	500,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,100,000)	2,100,000
	TOTAL INVESTMENTS — 100.0% (Cost — $184,023,560#)	$186,729,863

(a)	All or a portion of this security is segregated for open futures contracts and/or extended settlements.
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is currently in default.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.
(h)	Maturity date shown represents the mandatory tender date.
(i)	Residual interest bonds–coupon varies inversely with level of short-term tax-exempt interest rates.
(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA - American Capital Assurance - Insured Bonds
AMBAC - Ambac Assurance Corporation - Insured Bonds
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
IDA - Industrial Development Authority
INDLC - Industrial Indemnity Company - Insured Bonds
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH - Multi-Family Housing
PSF - Permanent School Fund
RIBS - Residual Interest Bonds
Radian - Radian Asset Assurance
SPA - Standby Bond Purchase Agreement - Insured Bonds
TFA - Transitional Finance Authority
XLCA - XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Summary of Investments by Industry *

Pre-Refunded/Escrowed to Maturity	24.5%
Electric	17.5
Hospitals	14.5
Local General Obligation	14.4
Transportation	7.9
Water & Sewer	4.1
Leasing	4.0
Education	3.9
Industrial Development	2.1
Other Revenue	1.7
State General Obligation	1.7
Special Tax	1.1
Resource Recovery	1.0
Finance	0.9
Housing	0.7
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of March 31, 2008 and are subject to change.

Ratings Table (unaudited)

S&P/Moody’s/Fitch*
AAA/Aaa	48.1%
AA/Aa	19.6
A	16.2
BBB/Baa	8.0
BB/Ba	1.8
B/B	0.5
A-1/VMIG1	1.1
NR	4.7
100.0%

* S&P primary rating; Moody’s secondary, then Fitch.

See pages 9 and 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19,1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments.  For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

 The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$186,729,863	—	$186,729,863	—
Other Financial Instruments*	(831,113)	$(831,113)	—	—
Total	$185,898,750	$(831,113)	$186,729,863	—

* Other financial instruments include futures contracts.

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,604,278
Gross unrealized depreciation	(2,897,975)
Net unrealized appreciation	$2,706,303

At March 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10-Year Notes	345	6/08	$40,207,715	$41,038,828	$(831,113)

4. Recent Accounting Pronouncements

In March 2008, Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.           CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.            EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 28, 2008